PARTNERSHIP CAPITAL - Preferred Unitholders’ Capital (Details) - USD ($) shares in Millions, $ in Millions		3 Months Ended		6 Months Ended		12 Months Ended
		Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2020
Increase (Decrease) in Partners' Capital [Roll Forward]
Equity		$ 26,039.0	$ 21,451.0	$ 26,039.0	$ 21,451.0	$ 26,391.0	$ 26,975.0	$ 21,952.0	$ 21,673.0
Unit issuance	[1]	4.0	3.0	8.0	6.0
Balance as		$ 26,039.0	$ 21,451.0	$ 26,039.0	$ 21,451.0	$ 26,391.0
Preferred unitholders capital
Increase (Decrease) in Partners' Capital [Roll Forward]
Number of shares outstanding (in shares)		43.9		43.9		55.9			57.9
Number of shares issued (in shares)				0.0		8.0
Repurchase of preferred equity				$ (12.0)		$ (10.0)
Equity		$ 918.0		918.0		1,138.0			$ 1,130.0
Unit issuance				0.0		194.0
Repurchased and cancelled				(220.0)		(186.0)
Balance as		$ 918.0		$ 918.0		$ 1,138.0

[1]	Refer to Note 16 Partnership Capital.